DEBENTURES	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 11:-   Debentures

a.	Comprised as follows:

		Interest	December 31,
	Linkage	rate	2010	2011

Non-convertible debentures (b)	CPI	5.15%	47,781	46,718

Less - current maturities of debentures			(15,927)	(31,472)

Total			31,854	15,246

b.	Non-convertible debentures:

The non-convertible debentures were issued by Matrix in August 2007 for an aggregate amount of NIS 250,000 (approximately $ 62,000).

The debentures bear interest at an annual rate of 5.15%. The principal will be paid in four equal annual installments on December 31 of each of the years 2010 through 2013. The principal and interest are linked to the Israeli consumer price index ("CPI"). On February 21, 2008, Matrix listed the debentures for trading on the TASE. The fair value of the debentures as of December 31, 2010 and 2011 was $ 51,604 and $ 47,701, respectively. See Note 14 for information regarding covenants related to the non-convertible debentures.

In 2008, Matrix repurchased debentures with a value amounting to $ 12,600 of the outstanding debentures. As a result, an amount of $ 500 was recorded as a gain on repurchase of debentures.